Expenses By Nature - Summary of Expense by Nature (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Personnel costs	€ 91,602	€ 88,284	€ 184,254	€ 154,965	€ 151,513
Raw materials, consumables and finished goods used	63,632	82,133	140,273	115,621	70,985
Changes in inventories of finished goods and work in progress	2,882	(19,759)	(13,337)	(14,997)	1,441
Depreciation and amortization	21,518	23,094	45,810	41,584	48,332
Professional service fees	25,704	27,250	43,614	29,562	26,629
Freight and selling expenses	21,362	19,505	40,962	19,016	11,513
Advertising and marketing expenses	17,100	15,457	32,162	26,590	22,510
Lease expenses	13,824	9,717	22,614	13,625	5,690
Provisions and impairment losses	(3,241)	6,500	16,729	10,766	22,676
Studies and research expenses	3,789	4,689	11,916	8,552	7,458
Office expenses	2,977	2,020	5,916	4,111	3,585
Travel expenses	2,631	1,609	4,345	1,561	2,169
Taxes and surcharges	1,796	1,066	2,946	4,006	3,972
Fair value changes on warrants	972	0	1,132	0	0
Net foreign exchange losses / (gains)	8,486	(7,950)	339	(10,489)	3,304
Other	9,153	9,545	24,904	12,363	8,652
Total expenses	€ 284,187	€ 263,160	€ 564,579	€ 416,836	€ 390,429